Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value on Initial Fixed $100 Investment(3)
Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid for PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs(2)	TSR	Peer Group TSR(4)	Net Income /(Loss)	Revenue(5)
2025	$18,811,603	$42,127,082	$7,057,946	$11,393,342	$390	$297	$76,106,000	$995,619,000
2024	$12,107,760	$30,293,753	$3,901,453	$3,890,783	$251	$282	$168,906,000	$839,247,000
2023	$10,852,803	$8,128,462	$3,237,743	$1,706,699	$140	$189	$(35,774,000)	$784,590,000
2022	$10,760,212	$11,275,932	$3,342,790	$3,534,151	$164	$211	$33,624,000	$769,591,000
2021	$8,004,986	$15,975,930	$2,696,751	$4,763,212	$159	$175	$(30,954,000)	$723,472,000

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	During fiscal years 2025, 2024, 2023, 2022, and 2021 our PEO and non-PEO NEOs were as follows:

Year	PEO (CEO)	Non-PEO NEOs
2025	Sanjay Mirchandani	Jen DiRico, Gary Merrill
2024	Sanjay Mirchandani	Gary Merrill, Riccardo Di Blasio
2023	Sanjay Mirchandani	Gary Merrill, Riccardo Di Blasio, Brian Carolan
2022	Sanjay Mirchandani	Riccardo Di Blasio, Brian Carolan
2021	Sanjay Mirchandani	Riccardo Di Blasio, Brian Carolan

Peer Group Issuers, Footnote	The TSR Peer Group consists of the companies included in the Nasdaq Computer Index.
PEO Total Compensation Amount	$ 18,811,603	$ 12,107,760	$ 10,852,803	$ 10,760,212	$ 8,004,986
PEO Actually Paid Compensation Amount	$ 42,127,082	30,293,753	8,128,462	11,275,932	15,975,930
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for each year to determine the “compensation actually paid”:

PEO		2021	2022	2023	2024	2025
	Summary Compensation Table - Total Compensation	$8,004,986	$10,760,212	$10,852,803	$12,107,760	$18,811,603
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$6,336,511	$9,413,382	$9,722,388	$10,694,658	$16,522,465
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$12,444,339	$10,030,014	$9,814,556	$19,279,768	$25,421,345
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$1,386,721	$(616,535)	$(1,773,893)	$7,094,774	$8,621,030
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$476,395	$515,623	$(1,042,616)	$2,506,109	$5,795,569
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
=	Compensation Actually Paid	$15,975,930	$11,275,932	$8,128,462	$30,293,753	$42,127,082

NEO Average		2021	2022	2023	2024	2025
	Summary Compensation Table - Total Compensation	$2,696,751	$3,342,790	$3,237,743	$3,901,453	$7,057,946
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$1,808,753	$2,491,707	$2,559,448	$3,142,162	$6,048,230
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$3,552,227	$2,655,470	$2,185,843	$3,179,994	$8,385,381
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$296,856	$(165,930)	$(924,865)	$625,474	$1,264,427
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$287,324	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$26,131	$193,528	$(209,402)	$432,318	$733,818
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$310,496	$1,106,294	$—
=	Compensation Actually Paid	$4,763,212	$3,534,151	$1,706,699	$3,890,783	$11,393,342

Non-PEO NEO Average Total Compensation Amount	$ 7,057,946	3,901,453	3,237,743	3,342,790	2,696,751
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,393,342	3,890,783	1,706,699	3,534,151	4,763,212
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for each year to determine the “compensation actually paid”:

PEO		2021	2022	2023	2024	2025
	Summary Compensation Table - Total Compensation	$8,004,986	$10,760,212	$10,852,803	$12,107,760	$18,811,603
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$6,336,511	$9,413,382	$9,722,388	$10,694,658	$16,522,465
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$12,444,339	$10,030,014	$9,814,556	$19,279,768	$25,421,345
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$1,386,721	$(616,535)	$(1,773,893)	$7,094,774	$8,621,030
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$476,395	$515,623	$(1,042,616)	$2,506,109	$5,795,569
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
=	Compensation Actually Paid	$15,975,930	$11,275,932	$8,128,462	$30,293,753	$42,127,082

NEO Average		2021	2022	2023	2024	2025
	Summary Compensation Table - Total Compensation	$2,696,751	$3,342,790	$3,237,743	$3,901,453	$7,057,946
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$1,808,753	$2,491,707	$2,559,448	$3,142,162	$6,048,230
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$3,552,227	$2,655,470	$2,185,843	$3,179,994	$8,385,381
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$296,856	$(165,930)	$(924,865)	$625,474	$1,264,427
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$287,324	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$26,131	$193,528	$(209,402)	$432,318	$733,818
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$310,496	$1,106,294	$—
=	Compensation Actually Paid	$4,763,212	$3,534,151	$1,706,699	$3,890,783	$11,393,342

Compensation Actually Paid vs. Total Shareholder Return	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our TSR for the period presented in the Pay-Versus-Performance table.
Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our net income for the period presented in the Pay-Versus-Performance table.
Compensation Actually Paid vs. Company Selected Measure	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our revenue for the period presented in the Pay-Versus-Performance table.
Total Shareholder Return Vs Peer Group	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our TSR for the period presented in the Pay-Versus-Performance table.
Tabular List, Table

Company Performance Measures
Revenue
Non-GAAP EBIT
Relative TSR
ARR

Total Shareholder Return Amount	$ 390	251	140	164	159
Peer Group Total Shareholder Return Amount	297	282	189	211	175
Net Income (Loss)	$ 76,106,000	$ 168,906,000	$ (35,774,000)	$ 33,624,000	$ (30,954,000)
Company Selected Measure Amount	995,619,000	839,247,000	784,590,000	769,591,000	723,472,000
PEO Name	Sanjay Mirchandani	Sanjay Mirchandani	Sanjay Mirchandani	Sanjay Mirchandani	Sanjay Mirchandani
Additional 402(v) Disclosure	Pursuant to SEC rules, the comparison assumes $100 was invested on March 31, 2020. Historical stock price performance is not necessarily indicative of future stock price performance.The measure has been designated as the “Company-Selected Measure” for fiscal year 2025, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs in fiscal year 2025.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	ARR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,522,465)	$ (10,694,658)	$ (9,722,388)	$ (9,413,382)	$ (6,336,511)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,421,345	19,279,768	9,814,556	10,030,014	12,444,339
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,621,030	7,094,774	(1,773,893)	(616,535)	1,386,721
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,795,569	2,506,109	(1,042,616)	515,623	476,395
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,048,230)	(3,142,162)	(2,559,448)	(2,491,707)	(1,808,753)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,385,381	3,179,994	2,185,843	2,655,470	3,552,227
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,264,427	625,474	(924,865)	(165,930)	296,856
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	287,324	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	733,818	432,318	(209,402)	193,528	26,131
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,106,294)	$ (310,496)	$ 0	$ 0